Going Concern and Significant Accounting Policies (Details 1) (USD $)	Jun. 30, 2013
Commodity derivative at fair value	$ 2,590,000
Convertible notes at fair value	2,590,000
Level 1 [Member]
Commodity derivative at fair value	2,590,000
Convertible notes at fair value	2,590,000
Level 2 [Member]
Commodity derivative at fair value
Convertible notes at fair value
Level 3 [Member]
Commodity derivative at fair value
Convertible notes at fair value